SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lease
Remainder of 2026	$ 13,772
Year one	16,067	$ 27,366
Year two		16,189
Total lease payments	29,839	43,555
Less: imputed interest	(894)	(1,859)
Total operating lease liabilities	$ 28,945	$ 41,696